Consolidated Balance Sheets - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents		$ 94,558,000	$ 157,371,000
Short term investments		89,624,000	49,983,000
Prepaid expenses and other receivables	[1]	4,034,000	3,472,000
Finance lease receivable-current		0	1,403,000
Assets held for sale		18,970,000	20,254,000
Total current assets		207,186,000	232,483,000
Real estate properties under development, net	[1]	37,779,000	35,298,000
Property, plant and equipment, net	[1]	3,735,000	3,586,000
Other assets	[1]	101,000	113,000
Total assets		248,801,000	271,480,000
Current liabilities:
Accounts payable	[1]	845,000	252,000
Accrued expenses and other payables	[1]	1,405,000	2,727,000
Dividend payable		10,205,000	2,936,000
Total current liabilities		12,455,000	5,915,000
Commitments and contingencies (Note 16)
Equity:
Common shares ($0.01 par value-authorized 200,000,000 shares, issued and outstanding 36,699,572 and 36,446,691 shares as at December 31, 2015 and 2016, respectively)		364,000	367,000
Additional paid-in capital		241,536,000	243,280,000
Retained earnings		6,607,000	26,343,000
Accumulated other comprehensive loss		(12,161,000)	(4,425,000)
Total shareholders' equity		236,346,000	265,565,000
Total liabilities and equity		$ 248,801,000	$ 271,480,000

[1]	Certain comparative amounts have been reclassified to conform with the current period's presentation and disclosure.